Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.
       Derivative Financial Instruments

Interest rate swaps

Effective
October 17, 2014
and on
August 8, 2017
respectively, the Company entered into
two
interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) and HSBC Bank PLC (“HSBC”) on a notional amount of
$10.0
million and
$5.0
million respectively for each of the contracts, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays an adjustable rate averaging
1.97%
(Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
0.50%
until
November 28, 2016
then
0.95%
till
November 28, 2017
and then
3.55%
till
May 28, 2019)
based on the relevant notional amount. Under the terms of the swap, HSBC makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays an adjustable rate averaging
1.93%
(HSBC makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
1.40%
until
August 8, 2018
then
1.75%
till
August 8, 2019,
then
1.85%
until
August 8, 2020
and then
2.32%
till
August 8, 2022)
based on the relevant notional amount. One swap was effective from
November 28, 2015
to
December 31, 2017
and
one
swap was effective from
August 8, 2017
to
December 31, 2017,
respectively.

The interest rate swaps did
not
qualify for hedge accounting as of
December
31,
2016
and
2017.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2016	December 31, 2017

Interest rate swap contracts	Current liabilities – Derivatives	-	177,998

Interest rate swap contracts	Long-term liabilities – Derivatives	240,181	16,631

Total derivative liabilities		240,181	194,629

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Interest rate swap contracts– Fair value	(Loss) / gain on derivatives, net	45,669	12,921	45,552
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(307,343	(132,075	16,785
Total (Loss) / gain on derivatives		(261,674	(119,154	62,337

Freight Forward Agreements (“FFA”)

In
December 2017,
the Company entered into
three
FFA contracts on the Baltic Panamax Index (“BPI”) for the
first
three
calendar months of
2018,
totaling
90
days at an average time charter equivalent rate of
$11,000
per day.
The
contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two
rates for the period covered by the contracts.

The FFA contracts did
not
qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note
18
).

FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017
FFA contracts – Fair value	(Loss)/gain on derivatives, net	(781)
FFA contracts – Realized gain/(loss)	(Loss)/gain on derivatives, net	-
Total loss on derivatives		(781)